Common Stock Warrants - outstanding warrants (Details) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Warrants, Number of Warrants	272,680	272,680
Warrants with Expiration date July 1, 2026
Class of Warrant or Right [Line Items]
Warrants, Number of Warrants	50,000	50,000
Warrants, Exercise Price	$ 1.04	$ 1.04
Warrants with Expiration Date November 15, 2026
Class of Warrant or Right [Line Items]
Warrants, Number of Warrants	50,000	50,000
Warrants, Exercise Price	$ 1.04	$ 1.04
Warrants with Expiration date November 10, 2026
Class of Warrant or Right [Line Items]
Warrants, Number of Warrants	172,680	172,680
Warrants, Exercise Price	$ 6.25	$ 6.25